Industry Segments - Geographic information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of Operating Segments												1
Revenue	$ 51,351	$ 70,327		$ 51,556	$ 46,028	$ 72,547	$ 70,759		$ 52,208	$ 35,545	$ 59,496	$ 240,458		$ 218,008		$ 175,556
Assets (1)		184,935	[1]				125,733	[1]				184,935	[1]	125,733	[1]	111,550	[1]
United States [Member]
Segment Reporting Information [Line Items]
Revenue												157,381		152,792		129,888
Assets (1)		102,212	[1]				65,156	[1]				102,212	[1]	65,156	[1]	76,121	[1]
Canada [Member]
Segment Reporting Information [Line Items]
Revenue												83,077		65,216		45,668
Assets (1)		$ 82,723	[1]				$ 60,577	[1]				$ 82,723	[1]	$ 60,577	[1]	$ 35,429	[1]

[1]	Assets include net seismic data library and net property and equipment.